OTHER ASSETS	12 Months Ended
Mar. 31, 2023
OTHER ASSETS.
OTHER ASSETS

7.OTHER ASSETS

	As of	As of
	March 31,	March 31,
	2023	2022
	$	$
Prepaid expenses	1,427,536	3,448,069
Lease security deposits	—	678,854
Shareholder loans receivable (Note 23)	55,990	53,185
	1,483,526	4,180,108
Less amounts due within one year	(1,427,536)	(3,451,901)
Non-current balance	55,990	728,207